Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of finite life intangible assets	12 Months Ended
Dec. 31, 2020
Revenue Backlog [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of finite life intangible assets [Line Items]
Estimated useful lives of the finite intangible assets	17
Customer Relationships [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of finite life intangible assets [Line Items]
Estimated useful lives of the finite intangible assets	20 to 21
Customer Contracts [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of finite life intangible assets [Line Items]
Estimated useful lives of the finite intangible assets	15
Concession Rights [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of finite life intangible assets [Line Items]
Estimated useful lives of the finite intangible assets	5 to 15
Transponder Rights [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of finite life intangible assets [Line Items]
Estimated useful lives of the finite intangible assets	16
Patents [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives in years of finite life intangible assets [Line Items]
Estimated useful lives of the finite intangible assets	18